Commitments and Contingencies - Schedule of Contractual Obligations (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)		Jun. 30, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]	¥ 9,000		$ 1,238
Short-term bank borrowing		5,000		688		¥ 14,500		$ 2,042
Operating lease liabilities		7,183				9,351	[2]	1,317	[2]
Loan payable to WuYi Transportation Construction		5,200	[3]	716	[3]	5,200	[4]	732	[4]
Total		¥ 26,065		3,587		29,051		4,091
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]			9,000
Short-term bank borrowing				5,000
Operating lease liabilities	[2]							2,250
Loan payable to WuYi Transportation Construction				5,200	[3]			5,200	[4]
Total				20,253				21,950
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]							4,290
Loan payable to WuYi Transportation Construction					[3]
Total				3,548				4,290
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]							2,025
Loan payable to WuYi Transportation Construction					[3]
Total				1,707				2,025
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]							786
Loan payable to WuYi Transportation Construction					[3]
Total				$ 557				786
Long-Term Debt [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[5]					9,500		1,338
Long-Term Debt [Member] | Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[5]							9,500
Long-Term Debt [Member] | Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Long-Term Debt [Member] | Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Long-Term Debt [Member] | Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings
Short-Term Debt [Member]
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowing						¥ 5,000		704
Short-Term Debt [Member] | Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowing								$ 5,000

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2024 is discussed in Note 13. BANK BORROWINGS.
[2]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2023 is discussed in Note 15 LEASES.
[3]	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2024 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES and Note 22. SUBSEQUENT EVENTS.
[4]	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2023 is discussed in Note 16 LOAN PAYABLES, Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES and Note 23 SUBSEQUENT EVENTS.
[5]	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2023 is discussed in Note 13 BANK BORROWINGS.